UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Marriott Ownership Resorts, Inc.
(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2022 to December 31, 2022
Date of Report (Date of earliest event reported): January 27, 2023
Commission File Number of securitizer: 025-00523
Central Index Key Number of securitizer: 0001541356
James H Hunter, IV, Executive Vice President and General Counsel (407) 513-6895
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga 1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga 1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga 1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor:
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

Item 1.02. Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2), Marriott Ownership Resorts, Inc., as securitizer, has indicated by check mark that there is no activity to report for the annual period ending December 31, 2022 in respect of any asset-backed securities sponsored by it and outstanding during the reporting period, all of which were privately issued by the following: (i) MVW Owner Trust 2016-1; (ii) MVW Owner Trust 2017-1; (iii) MVW Owner Trust 2018-1; (iv) MVW 2019-1 LLC; (v) MVW 2019-2 LLC; (vi) MVW Warehouse I LLC; (vii) Vacanza 2019-A LLC; (viii) MVW 2020-1 LLC; (ix) MVW 2021-1W LLC; (x) MVW 2021-2 LLC; (xi) MVW 2022-1 LLC; and (xii) MVW 2022-2 LLC.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Date: January 27, 2023

MARRIOTT OWNERSHIP RESORTS, INC. (Securitizer)
By:	/s/ Joseph J. Bramuchi
Name: Joseph J. Bramuchi
Title: Vice President